CERTWAS

1-33113

06060274

NASDAQ

Gary N. Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 27 2006
1086

PROCESSED
NOV 02 2006
THOMSON
FINANCIAL

By Facsimile and First Class Mail

October 27, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 27, 2006 The Nasdaq Stock Market (the "Exchange") received from e-Future Information Technology Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A/A 12(b) for the registration of the following security:

Ordinary Shares, $0.0756 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick